Notes Payable, Related Parties, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable Related Parties Net
Notes Payable, Related Parties, net

Note 15. Senior Secured Convertible Notes, Related Party

The following table summarizes the changes in the Senior secured convertible notes, related party for the three months ended March 31, 2023 (In thousands):

	Senior Secured	Senior Secured
	Convertible Note (2)	Convertible Note (3)	Total
Fair value at December 31, 2022	$3,940	$6,068	$10,008
Change in fair value of senior secured convertible notes, related party	(223)	(343)	(566)
Balance at March 31, 2023	$3,717	$5,725	$9,442

The change of $566,000 in the fair value of the Senior secured convertible notes as of March 31, 2023 compared to December 31, 2022 was recorded as a change in fair value of senior secured convertible notes and warrant liabilities within Other (expense) income on the unaudited condensed consolidated statement of operations.

The significant assumptions associated with the fair value of the Notes payable, related party as of the dates indicated, are as follows:

	March 31, 2023	December 31, 2022
Face value principle payment (In thousands)	$11,133	$11,133
Conversion Price	$0.78	$0.78
Maturity Date	December 31, 2024	December 31, 2024
Interest rate	10.00%	10.00%
Discount rate	27.30%	27.30%
Valuation technique	PWERM	PWERM
Fair Value (In thousands)	$9,442	$10,008

Note 13. Notes Payable, Related Parties, net

Notes payable, related parties, net on December 31, 2022 and 2021, were comprised of the following (In thousands):

	Interest rate	December 31, 2022	December 31, 2021
Senior Secured Convertible Note (2)	10.0%	$3,940	$—
Senior Secured Convertible Note (3)	10.0%	6,068	—
Notes payable, related parties, net		$10,008	$—

Senior Secured Convertible Note (1)

On September 8, 2022, Ault loaned the Company $4,250,000 by purchasing a Senior Secured Convertible Note (1) (the “Convertible Note”) pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) upon the closing of the consummation of the transactions contemplated by the Securities Purchase Agreement (the “Business Combination”).  The Convertible Note carries an interest rate of 10% per annum and matures on February 14, 2023.

The holder may at any time elect to convert in whole or in part, the outstanding principal and interest under the Convertible Note into shares of the Company’s common stock at a conversion price of $3.25 per share (the “Conversion Shares”). In addition, all principal and outstanding interest under the Convertible Note will automatically convert to the Company’s common stock upon the closing of an underwritten public offering of common stock with net proceeds (net of underwriters’ discounts and selling commissions) of at least $25 million (the “Proposed Offering”). The Convertible Note may not be converted to the extent the holder would, as a result of such conversion, beneficially own in excess of 4.99% of the Company’s common stock. The holder may increase this limit to 9.99% on 61 days’ notice to us.

The Convertible Note is secured by all of the Company’s assets and the assets of the Company’s subsidiaries pursuant to a security agreement (the “Security Agreement”). The Convertible Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, interest under the Convertible Note will accrue at a rate of 18% per annum and the outstanding principal amount of the Convertible Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Convertible Note will become, at the Convertible Note holder’s election, immediately due and payable in cash.

The Company may prepay all or a portion of the outstanding principal amount of the Convertible Note at a premium that increases over the term, ranging from 5% to 25%. If the Company completes a public or private offering of $5.0 million or more of its common stock (net of underwriting discounts and commission) prior to the maturity date, the Company must prepay all or part of the principal amount of the Convertible Note outstanding at a premium that increases over the term, ranging from 5% to 25% using up to 50% of the proceeds from the Proposed Offering. However, if the Company closes the Proposed Offering, the principal of the Convertible Note will be applied toward Ault’s $10 million purchase of the Company’s common stock.

The Company accounts for its Convertible note under ASC 815, “Derivatives and Hedging”. Under ASC 815-15-25, an election can be made at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825. The Company has made such election for its Convertible note. Using the fair value option, the Convertible note is recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the Convertible note are recognized as a non-cash gain or loss on the consolidated statements of operations and comprehensive loss. The fair value of the Convertible note liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used the probability-weighted expected term method (“PWERM”) to value the Convertible note liability. This approach involved the estimation of future potential outcomes for the Company, as well as values and probabilities associated with each respective potential outcome. The Company assigned 82.5% probability to the Convertible note liability remaining outstanding until maturity and 17.5% probability of default on Convertible note, since the probability of a qualified or non-qualified financing in the near-term was assessed at 0%. The Company calculated the present value of the Convertible note payoff on the maturity date using the income approach, which focuses on the income-producing capability of a business and estimated value based on the expectation of future cash flows. Key assumption used in the calculation included the discount rate of 29%, which was calculated using term-matched market yields for CCC rated corporate paper and an incremental company specific risk premium. The Company also considered the probability of GIGA shares trading above the conversion price of $3.25 (fixed price conversion option), in which case voluntary conversion was assessed to be likely just before maturity. The incremental value of such conversion was assessed using a Black-Scholes model. Significant assumptions used in Black-Scholes model include volatility of 127.3%, risk-free rate of 3.3% and expected term of 0.43 year. After taking into consideration the PWERM of this scenario, the Company arrived at the fair value of the Convertible note liability.

In addition, the Company agreed to indemnify Ault against losses from its breach of its covenants, representations and warranties under the Securities Purchase Agreement pursuant to which the Company issued the Convertible Note.

The Company also entered into Registration Rights Agreement with Ault requiring the Company to file a registration statement with the SEC within 15 days of the voluntary conversion of the Convertible Note by Ault or in connection with a non-qualified public offering. The Registration Rights Agreement contains customary terms and conditions, certain liquidated damages provisions for failing to comply with the timing obligations for the filing and effectiveness of the registration statement, and certain customary indemnification obligations.

Of the $4,250,000 loaned to the Company, it used $3,794,000 to redeem all of its preferred stock that was outstanding prior to the Closing Date. The Company previously entered into repurchase agreements with the holders of the outstanding shares of its preferred stock. The preferred stock holders included Lutz Henckels, the Company’s Chief Financial Officer who received $246,000 and Thomas Vickers, a member of the Company’s Board of Directors who received $116,000.

Based upon the fair value of the Convertible Note at September 8, 2022, which was $4,392,000 using the probability-weighted present value on such date, we recorded a realized loss of $1,092,000 related to the revaluation of the Convertible Note to $5,484,000 on December 31,2022, which was recorded as “Other income & expense” before exchange of this note for the Exchange Note noted below.

Senior Secured Convertible Note (2)

On December 31, 2022 (the “Closing Date”), the Company entered into an exchange agreement with Ault to exchange the Senior Secured Convertible Note (1) due February 14, 2023 in the principal face amount of $4,250,000 dated September 8, 2022 and any accrued interest thereon for a Senior Secured Convertible Note (2) in the principal amount of $4,382,740 due December 31, 2024 (the “Exchange Note”).

The Exchange Note bears interest at 10% per annum. The Exchange Note is, at the option of Ault, convertible into the Company’s common stock at a conversion price equal to the lesser of (i) $0.78 per share, or (ii) the VWAP Price (as defined in the Exchange Note) on such date less a 20% discount to such VWAP Price, but in no event less than $0.25 per share. In addition, all principal and outstanding interest under the Exchange Note will automatically convert to the Company’s common stock upon (i) the consummation of a public offering of securities in which the Company receives net proceeds (net of underwriters’ discounts and selling commissions) of at least $25 million (a “Qualified Public Offering”), in which case the conversion price shall be the price at which the Common Stock is sold to the public, provided, however, that no underwriters’ discounts or selling commissions shall be imposed on such conversion, (ii) the consummation of a private or public offering of shares of Common Stock that is not a Qualified Public Offering but that results in the net proceeds (net of underwriters’ discounts and selling commissions) to the Company of at least $5 million (a “Non-Qualified Offering”), in which case the conversion price shall be the price at which Common Stock is sold in such Non-Qualified Offering less a twenty-five percent (25%) discount or (iii) December 31, 2024, in which case the conversion price shall be the VWAP Price less a 25% discount to such VWAP Price.

The Company’s obligations under the Exchange Agreement and the Exchange Note are secured by a lien on all of the assets of the Company and its wholly owned subsidiaries pursuant to the Security Agreement dated December 31, 2022 (the “Exchange Security Agreement”), by and among the Company, its two of its wholly-owned subsidiaries, Microsource. and Gresham, and Ault.

The Company performed a fair value analysis on the Exchange Note. The fair value of the Exchange note liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used the PWERM to value the Exchange note liability. This approach involved the estimation of future potential outcomes for the Company, as well as values and probabilities associated with each respective potential outcome. The Company assigned 35% probability for non-qualified financing, 25% probability for qualified financing, 15% probability to the Exchange note liability remaining outstanding until maturity and 25% probability of default on Exchange note. The Company calculated the present value of the Exchange note payoff on the maturity date using the income approach, which focuses on the income-producing capability of a business and estimated value based on the expectation of future cash flows. Key assumption used in the calculation included the discount rate of 23%, which was calculated using term-matched market yields for CCC rated corporate paper and an incremental company specific risk premium. The Company also considered the probability of GIGA shares trading above the conversion price of $3.25 (fixed price conversion option), in which case voluntary conversion was assessed to be likely just before maturity. The incremental value of such conversion was assessed using a Black-Scholes model. Significant assumptions used in Black-Scholes model include volatility of 131.4%, risk-free rate of 4.4% and expected term of 2 years. After taking into consideration the PWERM of this scenario, the Company arrived at the fair value of the Exchange note liability as a Long term liability with a fair value of $3,940,000. The change in the fair values of $1,544,000 between Convertible Note valued at $5,484,000, which was exchanged for the Exchange Note valued at $3,940,000, was recorded as Common Stock, and had no impact on the net loss to common stockholders of the Company.

Senior Secured Convertible Note (3) and Warrant

On the Closing Date, the Company also entered into a Securities Purchase Agreement (the “Purchase Agreement”) by and between the Company and Ault Lending, LLC, (“Ault Lending”), whereby the Company issued Ault Lending a 10% Senior Secured Convertible Note in the principal amount of $6,750,000 (the “Secured Note”) and five-year Warrants to purchase 2,000,000 shares of the Company’s common stock. The Warrants are exercisable for five years from December 31, 2022, at an exercise price of $0.01, subject to certain adjustments. In connection with the issuance of the Secured Note, as of the Closing Date, Ault Lending agreed to surrender for cancellation a term note dated November 12, 2021, in the principal face amount $1,300,000 previously issued by the Company to Ault Lending, including accrued but unpaid interest thereon in the amount of $123,123. In addition, on the Closing Date advances previously made by Ault Lending to the Company in the aggregate amount of $4,067,469 were rolled into the Secured Note . Pursuant to the Purchase Agreement, as additional consideration for the issuance of the Secured Note, Ault Lending agreed to provide the Company an additional $1,259,407 no later than May 31, 2023, which is recorded as a Receivable, related party at December 31, 2022.

The Secured Note is due December 31, 2024, and bears interest at 10% per annum. The voluntary conversion and automatic conversion price of the Secured Note are similar to the conversion price of the Exchange Note.

With a limited exception, the Secured Note contains a most favored nations provision with respect to future financings of the Company. With limited exceptions, the Company also agreed to certain negative covenants that will require the prior approval of the holder of the Secured Note to incur indebtedness (other than permitted indebtedness), enter into variable rate transactions, incur indebtedness for borrowed money, purchase money indebtedness or lease obligations that would be required to be capitalized on a balance sheet prepared in accordance with U.S. Generally Accepted Accounting Principles, or guaranty the obligations of any other person, in an aggregate amount at any time outstanding in excess of $1,000,000 in any individual transaction or $2,500,000 in the aggregate. The Company’s obligations under the Purchase Agreement and the Secured Note are secured by a lien on all of the assets of the Company and its wholly owned subsidiaries pursuant to a Security Agreement, dated December 31, 2022 by and among the Company, its wholly-owned subsidiaries, Microsource and Gresham, and Ault Lending and Ault.

Pursuant to the Purchase Agreement, the Company and two of its wholly-owned subsidiaries, Microsource, Inc. and Gresham Holdings, Inc., entered into a Guaranty Agreement, dated December 31, 2022 with Ault Lending. Each such subsidiary guaranteed to Ault Lending the payment of the Secured Note.

In connection with the issuance of the Exchange Note and the Secured Note, the Company granted Ault and Ault Lending certain mandatory and piggy back registration rights pursuant to two Registration Rights Agreements.

On January 3, 2023 the Company, Ault and Ault Lending entered into a letter agreement whereby the parties agree that notwithstanding any obligations in any of the foregoing transaction documents the Company shall not be required to reserve more than 150% of the shares issuable under the Exchange Note and the Secured Note using $0.78 per share (subject to adjustment for stock splits, stock dividends or combinations) plus reservation of one share for each outstanding share issuable under the warrants (subject to adjustment for stock splits, stock dividends or combinations).

The Company performed a fair value analysis on the Secured Note and the Warrants. The fair value of the Secured note liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used the PWERM to value the Secured note liability. This approach involved the estimation of future potential outcomes for the Company, as well as values and probabilities associated with each respective potential outcome. The Company assigned 35% probability for non-qualified financing, 25% probability for qualified financing, 15% probability to the Secured note liability remaining outstanding until maturity and 25% probability of default on Secured note. The Company calculated the present value of the Secured note payoff on the maturity date using the income approach, which focuses on the income-producing capability of a business and estimated value based on the expectation of future cash flows. Key assumption used in the calculation included the discount rate of 23%, which was calculated using term-matched market yields for CCC rated corporate paper and an incremental company specific risk premium. The Company also considered the probability of GIGA shares trading above the conversion price of $3.25 (fixed price conversion option), in which case voluntary conversion was assessed to be likely just before maturity. The incremental value of such conversion was assessed using a Black-Scholes model. Significant assumptions used in Black-Scholes model include volatility of 131.4%, risk-free rate of 4.4% and expected term of 2 years. After taking into consideration the PWERM of this scenario, the Company arrived at the fair value of the Secured note liability as a Long term liability with a fair value of $6,068,000. The fair value of the “Penny” warrants was based on the residual value of $682,000 remaining after allocating fair value to the Secured Note from the proceed of $6,750,000. The fair value of the warrants was recorded as common stock.